Promissory Note (Narrative I) (Details) (USD $)	9 Months Ended	12 Months Ended
	Apr. 30, 2014	Jul. 31, 2013	Jul. 31, 2013 Notes Payable, Other Payables [Member]	Jan. 25, 2013 Notes Payable, Other Payables [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount			$ 1,125,000	$ 1,125,000
Accounts payable waived	1,519,000	1,519,000
Interest rate			7.50%
Interest rate if in default			10.00%
Debt Instrument, Frequency of Periodic Payment		monthly	monthly
Debt Instrument, Periodic Payment, Principal			$ 47,000
Debt Instrument, Date of First Required Payment		Feb. 28, 2014	Feb. 28, 2014
Debt Instrument, Maturity Date		Feb. 28, 2016	Feb. 28, 2016